U.S. Wealth Management

601 Congress Street

Boston, MA 02210

Tel : (617) 572-4575

E-Mail: Sarah_Coutu@jhancock.com

Name: Sarah M. Coutu

Title: Counsel

August 3, 2017

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)

100 F Street, N.E.

Washington, DC 20549

RE:	John Hancock Current Interest (the "Trust"), on behalf of:

John Hancock Money Market Fund (the “Fund”)

File Nos. 002-50931; 811-02485

Ladies and Gentlemen:

Pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended (the “Securities Act”), please accept this letter as notice that the form of Statement of Additional Information for the Fund that would have been filed under paragraph (c) of Rule 497 would not have differed from the form of Statement of Additional Information, dated August 1, 2017, contained in Post-Effective Amendment No. 87 to the Trust’s Registration Statement on Form N-1A under the Securities Act and Amendment No. 65 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended, the text of which was filed electronically with the Securities and Exchange Commission on July 28, 2017 via EDGAR, Accession Number 0001133228-17-004715.

If you have any questions or comments concerning the foregoing, please call me at (617) 572-4575.

Sincerely,

/s/ Sarah M. Coutu

Sarah M. Coutu

Assistant Secretary of the Trust